Share Based Payment (Details Textual)	Jun. 20, 2018
Share Based Payment (Textual)
Exercise price, description	The Company's Board of Directors approved the reduction of the exercise price of 1,733,504 options that were granted as of August 28, 2016, until August 29, 2017, to employees and consultants at exercise prices which ranged between NIS 4.887 to NIS 6.976. The new exercise price was set at NIS 4.50. The reduction was approved also by the tax authorities subject to renewed tax lock-up period of 24 months. The move was subject to the grantees approval - such approval was received only with respect to 1,381,152 options, while the rest of the options maintained their original terms.
Fair value of the options, description	The fair value of the options just prior to the date of the change, which was computed according to the binomial model, amounted to $228 thousand, and $249 thousand immediately after the date of the change, such that the incremental value resulted is $21 thousand. This value is based on the following assumptions: expected volatility of 75.48%, risk free interest ranges between 2.00% and 2.13%, expected term until exercise of 8.19-9.20 years and an early exercise multiple of 2.5 for each offeree.